Schedule of investments
Delaware Select Growth Fund	July 31, 2021 (Unaudited)
	Number of shares	Value (US $)
Common Stock — 100.10%♦
Communication Services — 10.61%
Match Group †	111,696	$ 17,789,822
Netflix †	21,152	10,947,641
Roku †	14,111	6,043,882
Spotify Technology †	28,940	6,617,710
		41,399,055
Consumer Discretionary — 15.97%
Amazon.com †	3,096	10,302,219
Burlington Stores †	1,470	492,156
Chipotle Mexican Grill †	7,480	13,938,531
Lululemon Athletica †	31,285	12,519,318
Ulta Beauty †	15,571	5,228,742
YETI Holdings †	205,481	19,793,985
		62,274,951
Healthcare — 19.87%
Align Technology †	20,090	13,978,622
Dexcom †	21,765	11,220,075
Exact Sciences †	158,971	17,143,433
IQVIA Holdings †	51,163	12,673,075
Progyny †	275,970	15,368,769
Zoetis	35,165	7,127,945
		77,511,919
Industrials — 13.29%
Cintas	19,590	7,721,986
Lyft Class A †	310,830	17,195,116
SiteOne Landscape Supply †	81,634	14,267,990
Uber Technologies †	291,080	12,650,337
		51,835,429
Technology — 40.36%
Apple	49,151	7,169,165
Arista Networks †	10,945	4,163,368
Coupa Software †	31,362	6,805,554
DocuSign †	46,295	13,797,762
EPAM Systems †	20,645	11,557,071
Marvell Technology	271,040	16,400,630
Microsoft	28,808	8,207,687
NVIDIA	83,140	16,211,469
PayPal Holdings †	37,407	10,306,751
RingCentral Class A †	33,114	8,850,379
ServiceNow †	23,828	14,008,243
NQ-316 [7/21] 9/21 (1845877)    1

Schedule of investments
Delaware Select Growth Fund (Unaudited)
	Number of shares	Value (US $)
Common Stock♦ (continued)
Technology (continued)
Snowflake Class A †	15,785	$ 4,194,390
Square Class A †	55,034	13,607,707
Trade Desk Class A †	102,960	8,433,454
Twilio Class A †	36,636	13,686,843
		157,400,473
Total Common Stock (cost $281,721,620)		390,421,827
Total Value of Securities—100.10% (cost $281,721,620)		390,421,827

Liabilities Net of Receivables and Other Assets—(0.10%)		(404,079)
Net Assets Applicable to 9,736,562 Shares Outstanding—100.00%		$390,017,748
♦	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
†	Non-income producing security.
2    NQ-316 [7/21] 9/21 (1845877)